CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	May 31, 2017
Cash And Cash Equivalents
Cash and cash equivalents	$ 2,143	$ 21,007	$ 28,727	$ 7,954